Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

10) FAIR VALUE MEASUREMENTS

       The following tables set forth the Company's assets and liabilities measured at fair value on a recurring basis at December 31, 2013 and 2012. These assets and liabilities have been categorized according to the three-level fair value hierarchy established by the FASB, which prioritizes the inputs used in measuring fair value. Level 1 is based on publicly quoted prices for the asset or liability in active markets. Level 2 is based on inputs that are observable other than quoted market prices in active markets, such as quoted prices for the asset or liability in inactive markets or quoted prices for similar assets or liabilities. Level 3 is based on unobservable inputs reflecting the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2013	Level 1	Level 2	Level 3	Total
Assets:
Investments	$83	$—	$—	$83
Foreign currency hedges	—	3	—	3
Total Assets	$83	$3	$—	$86

Liabilities:
Deferred compensation	$—	$268	$—	$268
Guarantees	—	—	40	40
Foreign currency hedges	—	4	—	4
Total Liabilities	$—	$272	$40	$312

At December 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Investments	$70	$—	$—	$70
Total Assets	$70	$—	$—	$70

Liabilities:
Deferred compensation	$—	$201	$—	$201
Foreign currency hedges	—	2	—	2
Total Liabilities	$—	$203	$—	$203

The fair value of investments is determined based on publicly quoted market prices in active markets. The fair value of foreign currency hedges is determined based on the present value of future cash flows using observable inputs including foreign currency exchange rates. The fair value of deferred compensation is determined based on the fair value of the investments elected by employees.

       In connection with the disposal of Outdoor Europe in 2013, the Company recorded a pre-tax charge of $40 million in net earnings (loss) from discontinued operations, for the estimated fair value of guarantees, which historically have been intercompany but upon the closing of the transaction became third-party guarantees. The fair value of guarantee liabilities reflects the premium that would be required to issue such guarantee in a standalone arm's length transaction and is calculated based on an assessment of the probability of the primary obligor's default under the obligation, discounted to its present value.